SCHEDULE I - CONDENSED STATEMENT OF CASH FLOWS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net cash provided by operating activities	$ 29,040	$ (42,083)	$ (7,635)
INVESTING ACTIVITIES
Demand note due from owner	140,000	0	0
Net cash used in investing activities	(292,078)	(30,726)	(61,709)
FINANCING ACTIVITIES
Proceeds from initial public offering, net of underwriters' discounts and expenses of offering	203,467	0	0
Cash from proceeds of initial public offering distributed to Höegh LNG	(43,467)	0	0
Net cash provided by financing activities	293,407	72,817	69,444
Increase in cash and cash equivalents	30,369	8	100
Parent Company [Member]
Net cash provided by operating activities	11,981
INVESTING ACTIVITIES
Demand note due from owner	(140,000)
Net cash used in investing activities	(140,000)
FINANCING ACTIVITIES
Proceeds from initial public offering, net of underwriters' discounts and expenses of offering	203,467
Cash from proceeds of initial public offering distributed to Höegh LNG	(43,467)
Contributions from (distributions to) owner	0
Cash distributions to unitholders	(4,826)
Net cash provided by financing activities	155,174
Increase in cash and cash equivalents	27,155
Increase in cash	$ 27,155